Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,064,300,000.00
Total Fee Amount	285,079.83
Total Offset Amount	0.00
Net Fee	$ 285,079.83
Offering Table N/A
Offset Table N/A	N/A